ACQUISITION OF HORIZON AIRCRAFT, INC. (Tables)	6 Months Ended
Jun. 30, 2021
Business Combinations [Abstract]
Schedule of acquisition of specific Horizon assets and liabilities
Assets acquired:
May 28, 2021

Cash	$131,896
Other Receivables	$19,786
Prepaid Expenses	$20,967
Property and Equipment	$33,292
In Process Research & Development	$2,169,000
Noncompete Agreements	$433,800
Goodwill	$14,011,720

Total Assets Acquired	$16,820,461

Liabilities Assumed:

Promissory Note Payable	$375,000
CEBA Loan Payable	$49,677
Accounts Payable and Accrued Liabilities	$168,031

Total Liabilities Assumed	$592,708

Fair Value of Common Stock Issued	$16,227,753